Revenue Recognition	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue Recognition
4. REVENUE RECOGNITION
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services for the three and six months ended June 30, 2022 and June 30, 2021:

	Three Months Ended June 30,	Three Months Ended June 30,
	2022	2021
Type of Goods or Service	(In Thousands)

Collaborative research and other professional services	$1,477	$944
Access to quantum computing systems	657	596

	$2,134	$1,540

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	2,134	1,540

	$2,134	$1,540

	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021
Type of Goods or Service	(In Thousands)
Collaborative research and other professional services	$2,992	$2,547
Access to quantum computing systems	1,246	1,353

	$4,238	$3,900

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	4,238	3,900

	$4,238	$3,900

Selected condensed consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, December 31,
	2022	2021
	(In Thousands)
Trade receivables	$2,350	$961
Unbilled receivables	$222	$582
Deferred revenue	$(1,108)	$(985)
Changes in deferred revenue from contracts with customers were as follows:

June 30,
2022
(In Thousands)
Balance at beginning of period	$(985)
Deferral of revenue	(673)
Recognition of deferred revenue	550

Balance at end of period	$(1,108)

Remaining performance obligations represent the portion of the transaction price that has not yet been satisfied or achieved. As of June 30, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $9.5 million. The Company expects to recognize estimated revenues related to performance obligations that are unsatisfied (or partially satisfied) in the amounts of approximately $3.8 million during the remainder of year ended December 31, 2022, and $5.7 million during the years ended December 31, 2023 and December 31, 2024.
Deferred Contract Acquisition and Fulfillment Costs—The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of June 30, 2022 and December 31, 2021.

3.	REVENUE RECOGNITION
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	11 Months Ended	Year Ended
	December 31,	January 31,
	2021	2021
Type of Goods or Service
Collaborative research and other professional services	$5,849,267	$2,919,507
Access to quantum computing systems	2,347,039	2,380,091
Quantum computing components	—	243,000

	$8,196,306	$5,542,598

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$243,000
Revenue recognized over time	8,196,306	5,299,598

	$8,196,306	$5,542,598

Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of December 31, 2021 and January 31, 2021 were as follows:

	December 31,	January 31,
	2021	2021
Trade receivables, net	$961,370	$327,301
Unbilled receivables	$581,170	$152,073
Deferred revenue - current	$(984,976)	$(491,827)
Changes in deferred revenue from contracts with customers were as follows:

	11 Months Ended	Year Ended
	December 31,	January 31,
	2021	2021
Balance at beginning of period	$(491,827)	$(2,151,683)
Deferral of revenue	(904,502)	(364,545)
Recognition of deferred revenue	411,353	2,024,401

Balance at end of period	$(984,976)	$(491,827)

The Company expects to recognize estimated revenues related to performance obligations that are unsatisfied (or partially satisfied) in the amounts of approximately $4,107,806 during the year ended December 31, 2022, and $473,379 during the year ended December 31, 2023.
Deferred
Contract Acquisition and Fulfillment Costs
—The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of December 31, 2021 and January 31, 2021.